LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS	12 Months Ended
Dec. 31, 2014
Long Term Loans From Shareholders And Others Disclosure [Abstract]
Long Term Loans From Shareholders And Others Disclosure [Text Block]
NOTE 12:-    LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others - composition:

	December 31,
	2014	2013

In NIS linked to CPI (see c1and c2 below)	$306	$384
In Dollars (see c4 below)	737	737
In other currencies (see c5 below)	196	847

	1,239	1,968
Less - current maturities	242	667

	$997	$1,301

b.	As of December 31, 2014, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2015 (current maturities)	$242
2016	260
2017	-
2018	-
Thereafter	737

$1,239

c.	1.
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2014, the balance of the loan is $ 170.

2.
In July 2013, Shagrir's subsidiary received a loan from its supplier in the amount of NIS $ 216 for the purchase of 9 cars. As of December 31, 2014 the balance of the loan is $ 136. The loan bears an annual interest rate of prime +3.8%.

4.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. No maturity date was set for the loan and it is not expected to be repaid before January 1, 2018.

5.	The loan balance of Pointer Brazil to Bracco (a former shareholder of Pointer Brazil) as of 31st December is $838 the loan was repaid during 2014.